Maturity of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial assets [line items]
Total financial assets		$ 50,574,714		$ 39,132,512
Total financial liabilities		47,096,211		35,887,052
Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		226,358		215,400
Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		9,500,723		8,115,233
Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,519,818		1,788,626
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		7,390,654		2,517,728
Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		13,192,817		13,067,819
Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities		380,055		48,545
Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities		198,248		163,043
Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		10,297,432		8,741,417
Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial assets
Total financial liabilities				540,091
More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		30,446,884		21,904,863
Total financial liabilities		14,065,558		9,585,981
More Than 1 Year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		325		9,529
More Than 1 Year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		7,411,371		7,258,671
More Than 1 Year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		390,173		139,671
More Than 1 Year [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		5,588,396		1,916,438
More Than 1 Year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		542,860		261,672
More Than 1 Year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 1 Year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 1 Year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial assets
Total financial liabilities
More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		7,113,548		5,461,385
Total financial liabilities		5,610,834		5,633,116
More Than 3 Months To 1 Year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		28,888		22,844
More Than 3 Months To 1 Year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,044,674		745,830
More Than 3 Months To 1 Year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,141,824		1,188,692
More Than 3 Months To 1 Year [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		951,684		349,551
More Than 3 Months To 1 Year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,417,703		3,326,199
More Than 3 Months To 1 Year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		16,464,103		11,877,024
Total financial liabilities		6,200,485		4,290,707
Due After 5 Years [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		143		176
Due After 5 Years [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,974,229		3,277,079
Due After 5 Years [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		3,154,168		949,464
Due After 5 Years [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		21,883		63,988
Due After 5 Years [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		6,202,554		3,808,562
Total financial liabilities		3,425,090		2,027,157
Later than three years and not later than five years [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		99		92
Later than three years and not later than five years [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,042,292		1,549,743
Later than three years and not later than five years [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,237
Later than three years and not later than five years [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,180,948		471,185
Later than three years and not later than five years [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		163,121		6,137
Later than three years and not later than five years [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		7,780,227		6,219,277
Total financial liabilities				3,268,117
Between 1 and 3 years [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		30,969		9,261
Between 1 and 3 years [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,394,850		2,431,849
Between 1 and 3 years [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		387,936		139,671
Between 1 and 3 years [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,253,280		495,789
Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		357,856		191,547
Between 1 and 3 years [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Between 1 and 3 years [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Between 1 and 3 years [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Between 1 and 3 years [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		18,944,561		16,539,128
Total financial liabilities				25,611,921
Due Within 1 Year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		226,033		205,871
Due Within 1 Year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,089,352		856,562
Due Within 1 Year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,129,645		1,648,955
Due Within 1 Year [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,802,258		601,290
Due Within 1 Year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		12,649,957		12,806,147
Due Within 1 Year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities		380,055		48,545
Due Within 1 Year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities		198,248		163,043
Due Within 1 Year [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		10,297,432		8,741,417
Due Within 1 Year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities		994,714		540,091
Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets		2,804,857		2,451,466
Total financial liabilities				4,675,171
Later Than One Month And Not Later Than Three Months [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		30,969		2,412
Later Than One Month And Not Later Than Three Months [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		759,519		39,267
Later Than One Month And Not Later Than Three Months [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		624,167		404,575
Later Than One Month And Not Later Than Three Months [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		427,825		120,361
Later Than One Month And Not Later Than Three Months [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		4,905,414		4,108,556
Later Than One Month And Not Later Than Three Months [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later Than One Month And Not Later Than Three Months [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later Than One Month And Not Later Than Three Months [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later Than One Month And Not Later Than Three Months [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		4,505,497		5,798,664
Total financial liabilities				5,517,050
Not Later Than One Month [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		5,155		934
Not Later Than One Month [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		285,159		71,465
Not Later Than One Month [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		363,560		16,310
Not Later Than One Month [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		422,749		131,378
Not Later Than One Month [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		5,184,567		5,248,418
Not Later Than One Month [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities		380,055		48,545
Not Later Than One Month [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Not Later Than One Month [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Not Later Than One Month [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		4,520,659		2,827,613
Total financial liabilities		11,793,782		9,786,584
Demand [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		179,681		179,681
Demand [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		39,378		39,378
Demand [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		122,974		122,974
Demand [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities				163,043
Demand [Member] | Deposits and interbank borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		8,741,417		8,741,417
Demand [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities		540,091		540,091
Loans and accounts receivables at amortised cost [Member]
Disclosure of financial assets [line items]
Total financial assets		32,671,515	[1]	30,213,414	[2]
Loans and accounts receivables at amortised cost [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		21,499,193	[1]	19,476,031	[2]
Loans and accounts receivables at amortised cost [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		5,511,374	[1]	4,880,726
Loans and accounts receivables at amortised cost [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		11,699,613	[1]	10,765,393
Loans and accounts receivables at amortised cost [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		4,093,147	[1]	3,236,349
Loans and accounts receivables at amortised cost [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		5,706,433	[1]	5,474,289
Loans and accounts receivables at amortised cost [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		2,315,417	[1]	10,737,383
Loans and accounts receivables at amortised cost [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets		2,400,909	[1]	128,024
Loans and accounts receivables at amortised cost [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		2,963,578	[1]	3,295,003
Loans and accounts receivables at amortised cost [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		296,461	[1]	238,212
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Total financial assets		170,232		170,232
Guarantee Deposits (Margin Accounts) [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		314,616		170,232
Guarantee Deposits (Margin Accounts) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		314,616		170,232
Equity instruments at fvoci [Member]
Disclosure of financial assets [line items]
Total financial assets				483
Equity instruments at fvoci [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		482		483
Equity instruments at fvoci [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		482		481
Equity instruments at fvoci [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		1,187,382
Equity instruments at fvoci [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Debt Instruments At FVOCI [Member]
Disclosure of financial assets [line items]
Total financial assets				2,394,323
Debt Instruments At FVOCI [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		2,822,890		2,993
Total financial liabilities				2,822,890
Debt Instruments At FVOCI [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		52,130		1
Debt Instruments At FVOCI [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		1,588,875		2,907
Debt Instruments At FVOCI [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		725,419
Debt Instruments At FVOCI [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		508,596		86
Debt Instruments At FVOCI [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		5,953		2,391,330
Debt Instruments At FVOCI [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets		3,752
Debt Instruments At FVOCI [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		1,131,500		2,391,329
Debt Instruments At FVOCI [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Loans and account receivable at fvoci [Member]
Disclosure of financial assets [line items]
Total financial assets	[3]	66,166		68,694
Loans and account receivable at fvoci [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		60,213	[4]	43,400
Loans and account receivable at fvoci [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		5,953	[4]	25,294
Loans and account receivable at fvoci [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		60,213	[4]	38,451
Loans and account receivable at fvoci [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets			[4]
Loans and account receivable at fvoci [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets			[4]	4,949
Loans and account receivable at fvoci [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		11,172,322	[4]	25,294
Loans and account receivable at fvoci [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets				2,323,442
Loans and account receivable at fvoci [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets			[4]
Loans and account receivable at fvoci [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets			[4]
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial assets		8,148,608		3,100,635
Financial derivative contracts [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		3,103,369		2,317,621
Financial derivative contracts [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		1,543,446		543,722
Financial derivative contracts [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		3,103,369		1,041,866
Financial derivative contracts [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		1,346,329		552,133
Financial derivative contracts [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		1,383,493		723,622
Financial derivative contracts [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		783,014		783,014
Financial derivative contracts [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets		400,196
Financial derivative contracts [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		371,775		111,268
Financial derivative contracts [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Total financial assets		270,204		77,041
Available For Sale Investments [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		11,551		64,335
Available For Sale Investments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		645		11,642
Available For Sale Investments [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		11,551		27,924
Available For Sale Investments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		37,659		20,080
Available For Sale Investments [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		181,705		16,331
Available For Sale Investments [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		12,706		12,706
Available For Sale Investments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Available For Sale Investments [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		38,644		1,064
Available For Sale Investments [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member]
Disclosure of financial assets [line items]
Total financial assets		355,062		353,757
Cash Items In Process Of Collection [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		353,757		353,757
Cash Items In Process Of Collection [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		355,062		353,757
Cash And Deposits In Banks [Member]
Disclosure of financial assets [line items]
Total financial assets		3,554,520		2,065,411
Cash And Deposits In Banks [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		2,065,411		2,065,411
Cash And Deposits In Banks [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		$ 3,554,520		$ 2,065,411

[1]	Loans and accounts receivables at amortised cost are presented on a gross basis, the amount of allowance is Ch$896,095 million.
[2]	Loans and accounts receivables at amortised cost are presented on a gross basis, the amount of allowance is Ch$ 882,414 million.
[3]	Loans and accounts receivables at fvoci are presented on a gross basis, the amount of allowance is Ch$106 million.
[4]	Loans and accounts receivables at fvoci are presented on a gross basis, the amount of allowance is Ch$101 million.